Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Revenue from related parties	¥ 456,152	$ 62,493	¥ 117,426	¥ 44,317
Related Party [Member]
Due from related parties current	505		1,700		$ 69
Contract with Customer, Liability	2,000		2,000		274
Mr Huazhi Hu [Member] | Short Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party	34,472		40,000		4,723
Mr Huazhi Hu [Member] | Long Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party	16,000		12,846		$ 2,192
Yitong Zhihang [Member] | Related Party [Member]
Revenue from related parties			3,009
Xiyu Qingniao [Member] | Related Party [Member]
Revenue from related parties			¥ 8,850
Hefei Heyi,Wanyi Tianxia And Fengshan Fengyi [Member] | Related Party [Member]
Revenue from related parties	133	18
Yitong Zhihang, Hefei Heyi, Wanyi Tianxia and Wuxi Liangyun [Member] | Related Party [Member]
Revenue from related parties	¥ 1,225	$ 168